Income Taxes - Reasons for Income Tax Provision Differences to Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax at U.S. statutory rate	21.00%	21.00%	21.00%
Changes in taxes resulting from:
Low income housing tax credits	(2.90%)	(3.30%)	(20.10%)
Dividend received deduction	(2.30%)	(1.70%)	(9.70%)
Foreign tax credit, net of addback	(1.70%)	(0.90%)	(1.90%)
Other, net	(0.30%)	0.40%	(0.80%)
Income tax provision (benefit)	13.80%	15.50%	(11.50%)